ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Payroll and welfare payable	47,221	78,263	12,029
Business tax, VAT and surcharges payable	2,205	8,995	1,383
Interest payable	897	1,608	247
Accrued expenses	35,758	41,553	6,386
Accrual for purchase of property and equipment	7,292	9,241	1,420
Payable for acquisition consideration (note 4)	—	25,626	3,939
Others	2,785	5,813	894
	96,158	171,099	26,298